RESTRICTED CASH	12 Months Ended
Dec. 31, 2025
Restricted Cash
RESTRICTED CASH
6.	RESTRICTED CASH

As of December 31, 2024 and 2025, the Group held restricted cash of RMB141,292 and RMB164,431, respectively, in designated bank accounts, which were composed of the deposit required for issuing bank acceptance bills of RMB62,108 and RMB77,332, respectively, capital deposit of RMB770 and RMB770, and the foreign exchange deposits of RMB78,414 and RMB79,717, respectively.